Organization and Summary of Significant Accounting Policies (Details)		12 Months Ended
	May. 01, 2003 shares	Dec. 31, 2015 USD ($) Office	Dec. 31, 2014 USD ($)
Conversion of Stock [Line Items]
Commencement of operation		May 01, 2003
Number of banking offices | Office		6
Securities held to maturity		$ 0	$ 0
Loans held for sale		0	0
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Marketing and advertising cost incurred		$ 125,879	$ 111,891
Directors [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Additional employer matching contribution percentage		30.00%
Buildings and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		10 years
Buildings and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		40 years
Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		3 years
Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		25 years
Surrey Bank & Trust [Member]
Conversion of Stock [Line Items]
Commencement of operation		Jul. 22, 1996
Conversion of stock, shares issued (in shares) | shares	6
Conversion of stock, shares converted (in shares) | shares	5
Date of incorporation		Jul. 15, 1996
Surrey Investment Services Inc. [Member]
Conversion of Stock [Line Items]
Date of incorporation		Feb. 10, 1998
Freedom Finance, LLC [Member]
Conversion of Stock [Line Items]
Date of incorporation		Jul. 31, 2000
Defined Contribution Plan [Member]
Defined Contribution Plan Disclosure [Line Items]
Matching contribution percentage		6.00%
SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Minimum age for benefit payment under SERP plan		65 years